Property, plant and equipment and investment property (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Disclousre of Detailed inormation about Property, plant and equipment and investment property

		Right-of-use assets				Owned assets

All figures in £ millions	Investment property	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Cost

At 1 January 2021	–	439	12	296	308	21	1,076

Exchange differences	–	–	–	2	(3)	–	(1)

Additions	–	32	–	8	17	39	96

Disposals and retirements	–	(6)	(7)	(100)	(72)	–	(185)

Reclassifications and transfers	–	–	–	35	–	(31)	4

Transfer to assets classified as held for sale	–	–	–	(15)	–	–	(15)

At 31 December 2021	–	465	5	226	250	29	975

Exchange differences	–	30	–	18	23	–	71

Additions	22	33	1	4	8	33	101

Transfers to investment property	174	(141)	–	(32)	(1)	–	–

Disposals of businesses (note 31)	–	(10)	–	(1)	(8)	–	(19)

Disposals and retirements	(6)	(23)	(1)	(5)	(39)	–	(74)

Reclassifications and transfers	–	–	–	13	27	(40)	–

Transfer to assets classified as held for sale	–	–	–	(45)	(3)	–	(48)

At 31 December 2022	190	354	5	178	257	22	1,006

		Right-of-use assets				Owned assets

All figures in £ millions	Investment property	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Depreciation and impairment

At 1 January 2021	–	(110)	(9)	(199)	(243)	–	(561)

Exchange differences	–	(1)	1	(1)	1	–	–

Charge for the year	–	(46)	(3)	(16)	(30)	–	(95)

Disposals and retirements	–	7	6	99	71	–	183

Reclassifications and transfers	–	–	–	(5)	7	–	2

Impairment	–	(119)	–	(22)	(5)	–	(146)

Transfer to assets classified as held for sale	–	–	–	8	–	–	8

At 31 December 2021	–	(269)	(5)	(136)	(199)	–	(609)

Exchange differences	–	(17)	–	(14)	(18)	–	(49)

Transfers to investment property	(105)	101	–	3	1	–	–

Charge for the year	(6)	(44)	(1)	(13)	(26)	–	(90)

Disposals of businesses (note 31)	–	2	–	1	5	–	8

Disposals and retirements	–	13	1	5	39	–	58

Reclassifications and transfers	–	–	–	–	–	–	–

Impairment	(19)	(15)	–	(9)	(3)	–	(46)

Transfer to assets classified as held for sale	–	–	–	30	2	–	32

At 31 December 2022	(130)	(229)	(5)	(133)	(199)	–	(696)

Carrying amounts

At 1 January 2021	–	329	3	97	65	21	515

At 31 December 2021	–	196	–	90	51	29	366

At 31 December 2022	60	125	–	45	58	22	310